Label	Element	Value
First Eagle Overseas Variable Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	First Eagle Overseas Variable Fund
Objective [Heading]	oef_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	oef_ObjectivePrimaryTextBlock

First Eagle Overseas Variable Fund (the “Fund”) seeks long-term growth of capital by investing primarily in equities, including common and preferred stocks, warrants or other similar rights, and convertible securities, issued by non-U.S. companies.

Expense Heading [Optional Text]	oef_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The following information describes the fees and expenses you may pay if you buy, hold and sell shares of the Fund. The expenses shown do not reflect charges imposed by variable annuity contracts and variable life insurance policies (collectively “Variable Contracts”) issued by the life insurance companies through which the Fund is offered.

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 29, 2026
Expense Example [Heading]	oef_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The following example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. This hypothetical example assumes that you invest $10,000 in the Fund for the time periods indicated and then either redeem or do not redeem all of your shares at the end of those periods. The example also assumes that the average annual return is 5% and operating expenses remain the same. The example does not reflect charges imposed by the Variable Contracts and the costs shown in the example would be higher if those charges were reflected.

Portfolio Turnover [Heading]	oef_PortfolioTurnoverHeading	Portfolio Turnover Rate
Portfolio Turnover [Text Block]	oef_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account (which would typically not be the case for a Variable Contract). These costs, which are not reflected in Annual Fund Operating Expenses or in the Example above, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 21.99% of the average value of its portfolio.

Portfolio Turnover, Rate	oef_PortfolioTurnoverRate	21.99%
Strategy [Heading]	oef_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	oef_StrategyNarrativeTextBlock

To achieve its objective, under normal circumstances the Fund will invest primarily in equities, including common and preferred stocks, warrants or other similar rights to purchase a company’s securities, and convertible securities, issued by non-U.S. companies. The Fund may invest in securities traded in mature markets (for example, Canada, Japan, Germany and France) and in countries whose economies are still developing (sometimes called “emerging markets”). The Fund particularly seeks companies that have financial strength and stability, strong management and fundamental value (“fundamental value” is a term commonly used by value investors to refer to their estimate of the value an educated buyer would place on a company as a whole). Normally, the Fund invests at least 80% of its net assets (plus any borrowings for investment purposes) in foreign securities (including American Depositary Receipts, Global Depositary Receipts and European Depositary Receipts) and “counts” relevant derivative positions towards this “80% of assets” allocation, and in doing so, values each position at the price at which it is held on the Fund’s books (generally market price, but anticipates valuing each such position for purposes of assessing compliance with this test at notional value in connection with new rules requiring that treatment). The Fund may invest up to 20% of its total assets in debt instruments (e.g., notes and bonds). Investment decisions for the Fund are made without regard to the capitalization (size) of the companies in which it invests. The Fund may invest in any size company, including large, medium and smaller companies. The Fund may invest in debt instruments (without regard to credit rating or time to maturity), including short-term debt instruments, gold and other precious metals, and futures contracts related to precious metals.

The Fund may make certain investments through one or more special purpose trading subsidiaries (each, a “Subsidiary”). Any Subsidiary will be a wholly-owned and controlled subsidiary of the Fund. Generally, any Subsidiary will invest in commodities and related instruments (primarily gold bullion and other precious metals and related futures contracts).

Although the Fund shares a similar name and investment objective to First Eagle Overseas Fund (a portfolio of the First Eagle Funds family), the two do not apply identical investment strategies.

Bar Chart and Performance Table [Heading]	oef_BarChartAndPerformanceTableHeading	Investment Results
Performance Narrative [Text Block]	oef_PerformanceNarrativeTextBlock

The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy. The index is described in the Fund Index section. As with all mutual funds, past performance is not an indication of future performance (before or after taxes).

The following information discloses returns on a before-tax basis. After-tax returns depend on an individual investor’s tax situation and are generally not relevant for investors who hold shares in tax-deferred arrangements, including most Variable Contracts.

Updated performance information is available by calling 800.747.2008.

The following bar chart and table assume reinvestment of dividends and distributions and do not reflect any sales charges. If sales charges were included, the returns would be lower.

Performance Information Illustrates Variability of Returns [Text]	oef_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides an indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year, and by showing how the Fund’s average annual returns for the periods shown compare with those of one or more broad measures of market performance, which have characteristics relevant to the Fund’s investment strategy.
Performance Availability Phone [Text]	oef_PerformanceAvailabilityPhone	800.747.2008
Performance Past Does Not Indicate Future [Text]	oef_PerformancePastDoesNotIndicateFuture	As with all mutual funds, past performance is not an indication of future performance (before or after taxes).
Bar Chart [Heading]	oef_BarChartHeading	Calendar Year Total Returns
Bar Chart Does Not Reflect Sales Loads [Text]	oef_BarChartDoesNotReflectSalesLoads	The following bar chart and table assume reinvestment of dividends and distributions and do not reflect any sales charges. If sales charges were included, the returns would be lower.
Bar Chart Footnotes [Text Block]	oef_BarChartFootnotesTextBlock
*	For the period presented in the bar chart above.

Bar Chart Closing [Text Block]	oef_BarChartClosingTextBlock

Best Quarter*		Worst Quarter*
Second Quarter 2020	12.54%	First Quarter 2020	-17.90%

Highest Quarterly Return, Label [Optional Text]	oef_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	oef_BarChartHighestQuarterlyReturnDate	Jun. 30, 2020
Highest Quarterly Return	oef_BarChartHighestQuarterlyReturn	12.54%
Lowest Quarterly Return, Label [Optional Text]	oef_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	oef_BarChartLowestQuarterlyReturnDate	Mar. 31, 2020
Lowest Quarterly Return	oef_BarChartLowestQuarterlyReturn	(17.90%)
Index No Deduction for Fees, Expenses, or Taxes [Text]	oef_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Performance Table Not Relevant to Tax Deferred	oef_PerformanceTableNotRelevantToTaxDeferred	After-tax returns depend on an individual investor’s tax situation and are generally not relevant for investors who hold shares in tax-deferred arrangements, including most Variable Contracts.
Average Annual Return, Caption [Optional Text]	oef_AverageAnnualReturnCaption	Average Annual Total Returns as of December 31, 2024
First Eagle Overseas Variable Fund | Risk Not Insured Depository Institution [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	An investment in the Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency.
First Eagle Overseas Variable Fund | Risk Lose Money [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	As with any mutual fund investment, you may lose money by investing in the Fund.
First Eagle Overseas Variable Fund | Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Market Risk — The value and liquidity of the Fund’s portfolio holdings may fluctuate in response to events specific to the issuers or markets in which the Fund invests, as well as economic, political, or social events in the United States or abroad. Markets may be volatile, and prices of individual securities and other investments, including those of a particular type, may decline significantly and rapidly in response to adverse issuer, political, regulatory, market, economic or other developments, public perceptions concerning these developments, and adverse investor sentiment or publicity. Recent market conditions and events, including a global public health crisis, wars and armed conflicts and actions taken by governments in response, may exacerbate volatility. Rapid changes in prices or liquidity, which often are not anticipated and can relate to events not connected to particular investments, may limit the ability of the Fund to dispose of its assets at the price or time of its choosing and can result in losses. Changes in prices may be temporary or may last for extended periods.

First Eagle Overseas Variable Fund | Equity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Equity Risk — The value of the Fund’s portfolio holdings may fluctuate in response to the risk that the prices of equity securities, including common stock, rise and fall daily. These price movements may result from factors affecting individual companies, industries or the securities market as a whole. In addition, equity markets tend to move in cycles, which may cause stock prices to fall over short or extended periods of time. Equity securities generally have greater price volatility than debt securities.

First Eagle Overseas Variable Fund | Preferred Stock Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Preferred Stock Risk — The Fund may invest in preferred stock. Unlike common stock, preferred stock generally pays a fixed dividend from a company’s earnings and may have a preference over common stock on the distribution of a company’s assets in the event of bankruptcy or liquidation. Preferred stockholders’ liquidation rights are subordinate to the company’s debt holders and creditors. If interest rates rise, the fixed dividend on preferred stocks may be less attractive and the price of preferred stocks may decline.

First Eagle Overseas Variable Fund | Warrants Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Warrants Risk — The Fund may invest in warrants. Warrants can provide a greater potential for profit or loss than an equivalent investment in the underlying security. Prices of warrants do not necessarily move in tandem with the prices of the underlying securities and therefore are highly volatile and speculative investments.

First Eagle Overseas Variable Fund | Convertible Security Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Convertible Security Risk — Convertible securities generally offer lower interest or dividend yields than non-convertible securities of similar quality. Convertible securities may gain or lose value due to changes in the issuer’s operating results, financial condition, credit rating and changes in interest rates and other general economic, industry and market conditions.

First Eagle Overseas Variable Fund | Foreign Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Foreign Investment Risk — The Fund invests in foreign investments (including American Depositary Receipts (“ADRs”), Global Depositary Receipts (“GDRs”) and European Depositary Receipts (“EDRs”)). Foreign investments, which can be denominated in any applicable foreign currency, are susceptible to less politically, economically and socially stable environments, foreign currency and exchange rate changes, and adverse changes to government regulations. The risks may be more pronounced with respect to investments in emerging markets. While depositary receipts provide an alternative to directly purchasing the underlying foreign securities in their respective national markets and currencies, investments in ADRs, GDRs and EDRs continue to be subject to many of the risks associated with investing directly in foreign investments. Additionally, dividends and interest received by the Fund and capital gains recognized by the Fund may give rise to withholding and other taxes imposed by foreign countries and may decrease the Fund’s return.

First Eagle Overseas Variable Fund | Geographic Investment Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Geographic Investment Risk — To the extent the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region. While the Fund reserves the right to dynamically allocate its assets across countries and regions, listed below are some of the geographies to which the Fund has significant exposure as of the date of this Prospectus.

First Eagle Overseas Variable Fund | Canada Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Canada Risk — The Canadian economy is susceptible to adverse changes in certain commodities markets, including those related to the mining and agricultural industries. It is also heavily dependent on trading with key partners. Any reduction in this trading may adversely affect the Canadian economy. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Canada, which could negatively affect the value of Canadian securities.

First Eagle Overseas Variable Fund | European Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

European Risk — The Fund’s investments may subject it to the risks associated with investing in the European markets, including the risks associated with the United Kingdom’s exit from the European Union (“Brexit”) and the war in Ukraine. Investments in a single region, even though representing a number of different countries within the region, may be affected by common economic forces and other factors. Further, political or economic disruptions in European countries, even in countries in which the Fund is not invested, may adversely affect security values and thus the Fund’s holdings. The impact of Brexit on the United Kingdom and European economies is still not fully understood, but could result in increased volatility and illiquidity and lower economic growth for companies that rely significantly on the United Kingdom and/or Europe for their business activities and revenues. Any further exits from the European Union, or an increase in the belief that such exits are likely or possible, would likely cause additional market disruption globally and introduce new legal and regulatory uncertainties. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Europe, which could negatively affect the value of European securities.

First Eagle Overseas Variable Fund | Japan Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Japan Risk — The Japanese economy is heavily dependent upon international trade and may be subject to considerable degrees of economic, political and social instability, which could negatively affect the Fund. Japan has also experienced natural disasters, such as earthquakes and tidal waves, of varying degrees of severity, which also could negatively affect the Fund. Recent political developments in the United States have raised potential implications for the current trade arrangements between the United States and Japan, which could negatively affect the value of Japanese securities.

First Eagle Overseas Variable Fund | South Korea Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

South Korea Risk — The South Korean economy is heavily reliant on trading exports and disruptions or decreases in trade activity could lead to further declines. Investments in South Korean issuers may subject the Fund to legal, regulatory, political, currency, security and economic risks that are specific to South Korea. Periods of political instability, including recent events, may negatively impact the South Korean economy. Economic and political developments of South Korea’s neighbors, including escalated tensions involving North Korea and any outbreak of hostilities involving North Korea, or even the threat of an outbreak of such hostilities, may have a severe adverse effect on the South Korean economy.

First Eagle Overseas Variable Fund | Emerging Market Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Emerging Market Risk — When the Fund invests in emerging market securities (generally meaning those associated with less developed markets), the Fund may be exposed to market, credit, currency, liquidity, legal, political, technical and other risks different from, and generally greater than, the risks of investing in developed markets. Emerging market countries typically have less-established market economies than developed countries and may face greater social, economic, regulatory and political uncertainties. In addition, emerging markets typically present greater illiquidity and price volatility concerns due to smaller or limited local capital markets and greater difficulty in determining market valuations of securities due to limited public information on issuers.

First Eagle Overseas Variable Fund | Small and Medium-Size Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Small and Medium-Size Company Risk — The Fund may invest in small and medium-size companies, the securities of which can be more volatile in price than those of larger companies. Positions in smaller companies, especially when the Fund is a large holder of a small company’s securities, also may be more difficult or expensive to trade. The Fund considers small companies to be companies with market capitalizations of less than $1 billion and medium-size companies to have market capitalizations of less than $10 billion.

First Eagle Overseas Variable Fund | Large-Size Company Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Large-Size Company Risk — The Fund may invest in larger, more established companies, the securities of which may be unable to respond quickly to new competitive challenges like changes in consumer tastes or innovative smaller competitors. Larger companies are sometimes unable to attain the high growth rates of successful, smaller companies, especially during extended periods of economic expansion. The Fund considers large companies to be companies with market capitalizations of $10 billion or greater.

First Eagle Overseas Variable Fund | Credit and Interest Rate Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Credit and Interest Rate Risk — The value of the Fund’s portfolio may fluctuate in response to the risk that the issuer of a bond or other instrument will not be able to make payments of interest and principal when due. The Fund may invest in debt instruments that are rated below investment grade, commonly known as “high yield” or “junk” bonds, which are considered speculative, and carry a higher risk of default. In addition, fluctuations in interest rates can affect the value of debt instruments held by the Fund. A debt instrument’s “duration” is a way of measuring a debt instrument’s sensitivity to a potential change in interest rates. An increase in interest rates tends to reduce the market value of debt instruments, while a decline in interest rates tends to increase their values. Generally, debt instruments with long maturities and low coupons have the longest durations. Longer-duration instruments tend to be more sensitive to interest rate changes than those with shorter durations. Recent market conditions and events, including increases in interest rates, may exacerbate the risk that borrowers will not be able to make payments of interest and principal when due. During periods of decreasing or prolonged low interest rates, financial markets in which the Fund invests could be negatively affected by, for example, increased volatility, reduced value and liquidity of the Fund’s investments, and perceptions of broader economic decline. In addition, there is risk of significant future rate moves and related economic and market impacts. Credit spread risk is the risk that economic and market conditions or any actual or perceived credit deterioration may lead to an increase in the credit spreads (i.e., the difference in yield between two securities of similar maturity but different credit quality) and a decline in price of an issuer’s securities.

First Eagle Overseas Variable Fund | Changes in Debt Ratings Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock	Changes in Debt Ratings Risk — If a rating agency gives a debt instrument a lower rating, the value of the instrument may decline because investors may demand a higher rate of return.
First Eagle Overseas Variable Fund | Gold Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Gold Risk — The Fund may invest in both physical gold and the securities of companies in the gold mining sector. Prices of gold-related issues are susceptible to changes in U.S. and foreign regulatory policies, taxes, currencies, mining laws, inflation, and various other market conditions. Gold-related investments as a group have not performed as well as the stock market in general during periods when the U.S. dollar is strong, inflation is low and general economic conditions are stable. In addition, returns on gold-related investments have traditionally been more volatile than investments in broader equity or debt markets.

First Eagle Overseas Variable Fund | Tax Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Tax Risk — In order to qualify for the favorable U.S. federal income tax treatment generally afforded to regulated investment companies, the Fund must, among other things, derive at least 90% of its gross income each taxable year from sources generating qualifying income, which include dividends, interest, gain from the sale of stock or securities and other categories of investment income but generally does not include gain from the sale of physical gold or other precious metals. The Fund currently owns positions in physical gold that have appreciated in value. Because any gain from the Fund’s sale of such physical gold is expected to be non-qualifying income, if the Fund were to recognize gain from the sale of any such physical gold, the Fund may need to sell other assets that generate qualifying income in order to satisfy the annual 90% qualifying income test in a particular taxable year. It is also possible that the Fund may generate more non-qualifying income than anticipated, might not be able to generate qualifying income in a particular taxable year at levels sufficient to meet the annual 90% qualifying test, or might not be able to determine the percentage of qualifying income it derives for a taxable year until after the end of the taxable year. Failure to qualify as a regulated investment company could have significant negative tax consequences to the Fund and Variable Contract holders.

First Eagle Overseas Variable Fund | Derivatives Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Derivatives Risk — Futures contracts or other “derivatives,” including hedging strategies and currency forwards, present risks related to their significant price volatility and risk of default by the counterparty to the contract. To date, derivatives have been used mainly under a hedging program intended to reduce the impact of foreign exchange rate changes on the Fund’s value. A futures contract is considered a derivative because it derives its value from the price of the underlying security or financial index. The prices of futures contracts can be volatile and futures contracts may lack liquidity. In addition, there may be imperfect or even negative correlation between the price of a futures contract and the price of the underlying securities or financial index.

First Eagle Overseas Variable Fund | Currency Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Currency Risk — Currency risk is the risk that foreign currencies will decline in value relative to that of the U.S. dollar and affect the Fund’s investments in non-U.S. currencies or securities that trade in and receive revenue in non-U.S. currencies.

First Eagle Overseas Variable Fund | Value Investment Strategy Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Value Investment Strategy Risk — An investment made at a perceived “margin of safety” or “discount to intrinsic or fundamental value” can trade at prices substantially lower than when an investment is made, so that any perceived “margin of safety” or “discount to value” is no guarantee against loss. “Value” investments, as a category, or entire industries or sectors associated with such investments, may lose favor with investors as compared to those that are more “growth” oriented. In such an event, the Fund’s investment returns would be expected to lag relative to returns associated with more growth-oriented investment strategies. Investing in or having exposure to “value” securities presents the risk that such securities may never reach what the Adviser believes are their full market values.

First Eagle Overseas Variable Fund | Cybersecurity Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Cybersecurity Risk — The occurrence of a disaster such as a cyber-attack, a natural catastrophe, an industrial accident, a terrorist attack or war, events unanticipated in the disaster recovery systems of the Fund and Adviser, or a support failure from external providers, could have an adverse effect on the Fund’s ability to conduct business and on its results of operations and financial condition, particularly if those events affect the Fund and/or the Adviser’s computer-based data processing, transmission, storage, and retrieval systems or destroy data.

First Eagle Overseas Variable Fund | Subsidiary Risk [Member]
Prospectus [Line Items]	oef_ProspectusLineItems
Risk [Text Block]	oef_RiskTextBlock

Subsidiary Risk — If the Fund invests in one or more Subsidiaries, the Fund will be indirectly exposed to the risks associated with the Subsidiary’s investments. Any Subsidiary will not be registered under the 1940 Act and will not be subject to all of the investor protections of the 1940 Act. Changes in the laws governing the operation of a Subsidiary could result in the inability of the Fund and/or any Subsidiary to operate as expected and could adversely affect the Fund.

First Eagle Overseas Variable Fund | First Eagle Overseas Variable Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.75%	[1]
Distribution and Service (12b-1) Fees	oef_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	oef_Component3OtherExpensesOverAssets	0.54%	[2]
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	1.54%
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.33%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	1.21%
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 123
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	454
Expense Example, with Redemption, 5 Years	oef_ExpenseExampleYear05	808
Expense Example, with Redemption, 10 Years	oef_ExpenseExampleYear10	1,806
Expense Example, No Redemption, 1 Year	oef_ExpenseExampleNoRedemptionYear01	123
Expense Example, No Redemption, 3 Years	oef_ExpenseExampleNoRedemptionYear03	454
Expense Example, No Redemption, 5 Years	oef_ExpenseExampleNoRedemptionYear05	808
Expense Example, No Redemption, 10 Years	oef_ExpenseExampleNoRedemptionYear10	$ 1,806
MSCI EAFE Index (reflects no deduction for fees or expenses, but reflects net of withholding taxes)
Prospectus [Line Items]	oef_ProspectusLineItems
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.82%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.73%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	5.20%
First Eagle Overseas Variable Fund
Prospectus [Line Items]	oef_ProspectusLineItems
Annual Return [Percent]	oef_AnnlRtrPct	1.84%
Annual Return [Percent]	oef_AnnlRtrPct	6.17%
Annual Return [Percent]	oef_AnnlRtrPct	14.58%
Annual Return [Percent]	oef_AnnlRtrPct	(10.56%)
Annual Return [Percent]	oef_AnnlRtrPct	17.38%
Annual Return [Percent]	oef_AnnlRtrPct	6.85%
Annual Return [Percent]	oef_AnnlRtrPct	4.44%
Annual Return [Percent]	oef_AnnlRtrPct	(9.17%)
Annual Return [Percent]	oef_AnnlRtrPct	10.08%
Annual Return [Percent]	oef_AnnlRtrPct	6.10%
Average Annual Return, Percent	oef_AvgAnnlRtrPct	6.10%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	3.66%	[3]
Average Annual Return, Percent	oef_AvgAnnlRtrPct	4.43%	[3]

[1]	First Eagle Investment Management, LLC (the “Adviser”) has contractually agreed to waive and/or reimburse certain fees and expenses so that the total annual operating expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses, dividend and interest expenses relating to short sales, and extraordinary expenses, if any) (“annual operating expenses”) are limited to 1.21% of average net assets. This undertaking lasts until April 29, 2026 and may not be terminated during its term without the consent of the Board of Trustees. The Fund has agreed that it will repay the Adviser for fees and expenses waived or reimbursed provided that repayment does not cause annual operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) 1.21% the Fund’s average net assets; or (2) if applicable, the then-current expense limitation. Any such repayment must be made within three years after the year in which the Adviser incurred the expense.
[2]	“Other Expenses” shown generally reflect actual expenses for the Fund for fiscal year ended December 31, 2024.
[3]	Performance data quoted herein does not reflect charges imposed by Variable Contracts issued by the life insurance companies through which the Fund is offered. If those account-level fees and expenses were reflected, performance would be lower.